SCHEDULE OF CALCULATION OF LOSS ON EXTINGUISHMENT (Details) - USD ($)		12 Months Ended
	Jun. 05, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Capital
New cash proceeds	$ 105,000
Carrying amount of the extinguished warrant liability	312,983
Consideration Received	417,983
New warrant liability (672,000; exercise price of $3.18)	626,482
Preferred share liability (118 shares)	138,824
Common shares (152,000 @ $1.67 per share)	253,840
Consideration Given	1,019,146
Loss on extinguishment	$ 601,163	$ (601,163)